Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020
Revenues
Total Revenues	$ 843,815	$ 296,546	$ 1,748,655	$ 497,147	$ 1,551,923	$ 861,410
Cost of Goods Sold	485,394	113,771	1,092,516	181,416	1,014,310	591,541
Gross Margin	358,421	182,775	656,139	315,731	537,613	269,869
Operating Expenses:
Operating Expenses Compensation and related benefits	845,886	366,257	2,149,012	668,825	2,804,177	1,577,245
Professional Fees	129,723	186,898	579,076	260,789	771,859	499,568
General and administrative expenses	432,127	212,631	875,822	454,400	1,399,947	925,177
Impairment Expense		201,277		201,277	359,129
Total Operating Expenses	1,407,736	967,063	3,603,910	1,585,291	5,335,112	3,001,990
Loss from Operations	(1,049,315)	(784,288)	(2,947,771)	(1,269,560)	(4,797,499)	(2,732,121)
Other Income / (Expense)
Debt forgiveness Income						93,761
Gain/(loss) on extinguishment of debt	29,168	15,250	(1,730,801)	3,115
Interest and financing expense	(1,145,794)	(244,660)	(1,805,490)	(398,788)	(1,399,598)	(32,472)
Interest income	9	5	28	12	29	3,034
Other income
Gain on bargain acquisition					21,812	2,019
Foreign exchange (loss)				(19,572)	(19,572)
Other Income	206		52,564
Total Other Income / (Expense)	(1,116,411)	(229,405)	(3,483,699)	(415,233)	(1,397,329)	66,342
Loss Before Provision for Income Taxes	(2,165,726)	(1,013,693)	(6,431,470)	(1,684,793)	(6,194,828)	(2,665,779)
Provision for Income Taxes	(0)	(0)	(0)	(0)	(0)	(0)
Net Loss	(2,165,726)	(1,013,693)	(6,431,470)	(1,684,793)	(6,194,828)	(2,665,779)
Net loss attributable to noncontrolling interest	36,429	8,533	91,266	24,419	97,973	45,541
Net loss attributable to common shareholders	$ (2,129,297)	$ (1,005,160)	$ (6,340,204)	$ (1,660,374)	$ (6,096,855)	$ (2,620,238)
Basic and Diluted Net Loss per share	$ (1.39)	$ (0.84)	$ (4.15)	$ (1.42)	$ (4.91)	$ (2.71)
Basic and diluted Weighted Average Number of Common Shares Outstanding	1,527,908	1,192,945	1,526,066	1,166,150	1,242,981	965,371
Cost of Goods Sold	$ (485,394)	$ (113,771)	$ (1,092,516)	$ (181,416)	$ (1,014,310)	$ (591,541)
Franchise Royalties And License Fees [Member]
Revenues
Total Revenues					305,925	523,007
Esports Revenue [Member]
Revenues
Total Revenues	65,130	36,962	234,111	73,342	1,053,226	174,042
Company Owned Stores Sales [Member]
Revenues
Total Revenues	681,732	167,791	1,355,233	244,729	$ 192,772	$ 164,361
Franchise Royalties Fees And Other [Member]
Revenues
Total Revenues	$ 96,953	$ 91,793	$ 159,311	$ 179,076